Income Tax (Details Textual) - ILS (₪) ₪ in Millions		1 Months Ended	12 Months Ended
	Jan. 22, 2015	Apr. 27, 2017	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Income Tax (Textual)
Corporate tax rate			23.00%		24.00%	25.00%
Tax loss carry-forwards			₪ 165
Capital loss carry forwards			378
Recognized deferred tax assets			160
Deferred tax assets			1,205	[1]	₪ 1,019
Deferred tax liabilities			302	[1]	₪ 459
Additional payment			19
DBS [Member]
Income Tax (Textual)
Recognized deferred tax assets			1,166
Tax losses			5,000
Additional payment			25
Subsidiaries [Member]
Income Tax (Textual)
Tax loss carry-forwards			71
Capital loss carry forwards			₪ 46
Israel Tax Authorities [Member]
Income Tax (Textual)
Final tax assessments, description	B Communications entered into a tax assessment agreement with the Israeli Tax Authority (the “Agreement”), with respect to final tax assessments with respect to: (1) tax years 2007-2009; and (2) the sale of its legacy communications business that was completed on January 31, 2010. According to the Agreement, B Communications will pay the Israeli Tax Authority NIS 148, including interest and CPI linkage differences, in 24 monthly instalments starting in February 2015.	B Communications entered into a tax assessment agreement with the Israeli Tax Authority (the "Agreement") with respect to final tax assessments for the tax years 2010-2014.
Pay Israeli tax including interest and CPI linkage differences	₪ 148	₪ 25

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1